TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
TRANSACTIONS WITH RELATED PARTIES	TRANSACTIONS WITH RELATED PARTIES
The Plan holds investments in common stock of McCormick & Company, Incorporated, the Plan Sponsor, and in funds managed by affiliates of Principal Trust Company, who served as trustee and custodian of the Plan during 2025. Dividends on McCormick & Company, Incorporated common stock and income on investments in Principal Trust Company funds are at the same rates as non-affiliated holders of these securities. The Plan's dividend income from McCormick & Company, Incorporated common stock in 2025 and 2024 was $3.5 million and $3.6 million, respectively.
A portion of the administrative expenses were paid by the Plan Sponsor and reimbursed by the Plan during the year ended December 31, 2025. These transactions qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules of ERISA.